Leases (Details) - Parent Company - SEK (kr) kr in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Leases
Future minimum lease payments	kr 3,922	kr 7,092
Operating lease expenses	3,326	2,508
2021
Leases
Future minimum lease payments	2,835	3,284
Between 1 and 5 years
Leases
Future minimum lease payments	1,087	kr 3,808
More than 5 years
Leases
Future minimum lease payments	kr 0